SHARE- BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
SHARE- BASED COMPENSATION
NOTE 18: -	SHARE- BASED COMPENSATION

a.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service providers is as follows:

	Year ended December 31,
	2025	2024	2023
Share-based compensation – Attributable to equity holders of the Company	$378	$363	$526
Share-based compensation – Attributable to non-controlling interests (see Note 17h)	(86)	1,432	1,351

	$292	$1,795	$1,877

b.
The Company maintains two share option and incentive plans: Evogene Ltd. 2013 Share Option Plan and Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”). All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares that generally expire 10 years from the grant date.

c.	Evogene Ltd. Share-based payment plan for employees, directors and consultants:

During 2025, 2024 and 2023, the board of directors of the Company approved to grant its employees, directors and consultants 233,500, 217,300 and 62,600 options, respectively. The fair value of the options granted in 2025, 2024 and 2023 determined at their grant date using the binomial model, was approximately $188, $208 and $204,  respectively.

d.	Evogene Ltd. Share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company:

	2025		2024		2023 (*)
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at the beginning of year	594,088	18.72	397,452	28.80	403,603	41.7

Granted	233,500	1.81	217,300	2.71	62,600	8.00

Exercised	-	-	-	-	-	-

Forfeited	(170,938)	40.46	(20,664)	41.99	(68,751)	78.1

Outstanding at end of year	656,650	9.40	594,088	18.72	397,452	28.8

Exercisable at end of year	297,771	17.89	331,746	29.92	284,183	34.8

(*) Number of options and weighted average exercise prices have been retroactively adjusted to reflect the reverse stock split. See Note 17(b).

The following table summarizes information about share options outstanding at December 31, 2025:

	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
1.37-9.22	466,475	8.83	2.73
10.20 - 20	108,140	4.94	12.20
20.41-39.97	43,675	4.58	29.61
55.83-64.61	37,110	1.43	57.84
84.29-87.12	1,250	0.56	84.86

Total	656,650	7.48	9.40

The weighted average outstanding remaining life contractual term of the options as of December 31, 2025 is 7.48 years (as of December 31, 2024, it was 6.83 years).

The weighted average fair value of options granted during 2025 was $0.81 (for options granted during 2024, the weighted average fair value was $0.96).

The fair value of Company share options granted to employees, directors and consultants for the years ended December 31, 2025, 2024 and 2023 was estimated using the binomial model with the following assumptions:

	2025	2024	2023

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	56-59	54-56	51-53
Risk-free interest rate (%)	4.25-4.57	4.21-4.56	3.4-4.4
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-20	5-20	5-20

The expected volatility of the share prices reflects the assumption that the historical volatility of the share prices is reasonably indicative of expected future trends.

e.	Evogene Ltd. RSUs activity:

The 2021 Plan also provides for the grant of restricted shares and RSUs. During 2024 and 2023, the board of directors of the Company approved to grant its employees, directors and consultants 1,300 and 35,260 RSUs, respectively. The fair value of the RSUs granted in 2024 and 2023, was approximately $12.5 and $265, respectively, determined at their grant date according to the Company's share price at the time of their grant since the RSUs were granted at a zero exercise price and no dividends were expected to be distributed during their vesting period. During 2025 no RSU were granted.

The following table summarizes the number of RSUs, and the changes that were made under the 2021 Plan to employees, consultants and directors of the Company during 2025 and 2024:

	2025			2024
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding at beginning of year	19,806	11.87	41,420	12.40
Granted	-	-	1,300	9.67
Vested	(8,954)	15.48	(13,676)	14.93
Forfeited	(5,190)	10.37	(9,238)	9.20

Outstanding at end of year	5,662	7.57	19,806	11.87

The Company's subsidiaries maintain share option and incentive plans with similar terms and conditions.

During the years ended December 31, 2025 and 2024, the Company's subsidiaries approved to grant their employees, directors and consultants 31,500 and 151,013 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $89 and $1,084 respectively. The fair value was estimated using the binominal model.

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company's subsidiaries:

	2025		2024
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at beginning of year	1,718,194	2.06	2,531,134	1.63
Granted	31,500	1.00	151,013	1.42
Exercised	(263,472)	0.22	(5,000)	0.19
Forfeited	(1,149,171)	2.69	(958,953)	0.82

Outstanding at end of year	337,051	1.29	1,718,194	2.06

Exercisable at end of year	205,810	1.26	1,017,367	2.06

f.
The fair value of Company's subsidiaries’ share options granted to employees, directors and consultants for the years ended December 31, 2025 and 2024 was estimated using the binomial model with the following assumptions:

	2025	2024

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	76-81	68-83
Risk-free interest rate (%)	4.03-4.29	3.83-4.79
Suboptimal factor	2.0	1.8-2.0
Post-vesting forfeiture rate (%)	8-10	5-10